WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 82.5%
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 3.8%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$455,187
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	498,714
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	456,637
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	585,560
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,195,271
AT&T Inc., Senior Notes	3.100%	2/1/43	2,850,000	2,737,407
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	247,984
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	796,478	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	740,000	733,847
AT&T Inc., Senior Notes	3.550%	9/15/55	703,000	694,676
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,719,816
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	132,895
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	2,359,475
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	390,570
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	760,800
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	462,461
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	583,868	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	267,982
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	624,927
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,041,207
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,210,000	1,145,942
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,150,000	2,177,858
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,703,529
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	272,854
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,230,000	2,331,025
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	360,000	351,926
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	358,887
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	218,347
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	534,821
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	1,360,000	1,269,647
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	4,400,000	4,646,143
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	407,274
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	2,498,411
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	10,410,000	11,016,202

Total Diversified Telecommunication Services				48,678,628

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.2%
Netflix Inc., Senior Notes	5.375%	11/15/29	360,000	$436,500	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	730,000	860,487	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	99,134
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	100,783
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	238,834
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	950,487

Total Entertainment				2,686,225

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	1.100%	8/15/30	180,000	170,146
Alphabet Inc., Senior Notes	1.900%	8/15/40	850,000	764,159
Alphabet Inc., Senior Notes	2.050%	8/15/50	930,000	813,617
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	630,414
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	1,166,687	(a)

Total Interactive Media & Services				3,545,023

Media - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	980,000	1,021,709	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,537,188
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,030,185
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	44,708
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	3,760,000	3,758,610	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	3,530,000	3,471,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	1,253,709	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	680,000	860,488
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,090,000	2,462,724

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	$430,134
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	1,149,737	(b)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	583,085
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	385,659
Comcast Corp., Senior Notes	4.250%	10/15/30	1,140,000	1,328,533
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,275,796
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	117,347
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	294,779
Comcast Corp., Senior Notes	3.750%	4/1/40	2,680,000	3,014,326
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	228,653
Comcast Corp., Senior Notes	2.887%	11/1/51	1,837,000	1,765,130	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	373,000	353,005	(a)
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	815,748
Fox Corp., Senior Notes	5.476%	1/25/39	1,030,000	1,316,665
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	74,867
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	237,937
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	824,278
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,479,792
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,050,000	1,439,395
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	888,931
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,353,139
Videotron Ltd., Senior Notes	3.625%	6/15/29	500,000	507,500	(a)

Total Media				37,305,100

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	310,000	313,661
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	434,192
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	2,010,000	2,018,477
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	745,867
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	150,000	173,002
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	780,000	755,688

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	1,000,000	$968,988
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	506,724
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	280,000	362,988

Total Wireless Telecommunication Services				6,279,587

TOTAL COMMUNICATION SERVICES				98,494,563

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	1,270,000	1,289,050	(a)

Automobiles - 1.9%
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,243,920
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,515,067
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,350,000	3,360,888
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	870,635
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	1.198%	8/3/22	530,000	528,464	(c)
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	324,382
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	618,282
General Motors Co., Senior Notes	6.750%	4/1/46	1,010,000	1,442,593
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	250,776
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	960,130
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	430,000	428,484	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	511,428	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	550,000	556,367	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,840,000	5,035,893	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	1,140,000	1,212,651	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,760,000	1,980,572	(a)

Total Automobiles				23,840,532

Hotels, Restaurants & Leisure - 2.7%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,030,000	3,006,323	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	334,800	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	161,738	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,374,000	3,465,210
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	7,460,000	7,504,257

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	$102,194
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	810,055
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	232,150
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	282,817
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	806,259
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,090,000	2,569,654
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,720,000	1,750,960	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,422,973
Sands China Ltd., Senior Notes	3.800%	1/8/26	950,000	980,353
Sands China Ltd., Senior Notes	3.800%	1/8/26	901,000	929,787	(d)
Sands China Ltd., Senior Notes	2.300%	3/8/27	1,000,000	968,280	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	232,182
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,700,000	1,638,171	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	909,602	(d)
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000	792,907	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	600,000	573,918	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,420,000	3,260,756	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	395,422	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,542,154	(a)

Total Hotels, Restaurants & Leisure				34,672,922

Household Durables - 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	2,001,745
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	324,985
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,258,808
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	410,000	516,975
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,805,000	1,881,821

Total Household Durables				5,984,334

Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	807,920
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	460,150
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	3,860,000	3,621,850
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,070,000	1,067,143
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	2,290,786
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	850,832
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	816,173
Amazon.com Inc., Senior Notes	3.100%	5/12/51	2,240,000	2,346,231
eBay Inc., Senior Notes	2.600%	5/10/31	670,000	683,718

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	320,000	$315,203
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,450,000	3,333,597

Total Internet & Direct Marketing Retail				16,593,603

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,300,504
Target Corp., Senior Notes	3.375%	4/15/29	980,000	1,090,410

Total Multiline Retail				4,390,914

Specialty Retail - 0.8%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	2,221,560
Home Depot Inc., Senior Notes	2.125%	9/15/26	200,000	209,246
Home Depot Inc., Senior Notes	3.300%	4/15/40	280,000	303,694
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	259,985
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	890,000	938,336	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	1,580,000	1,641,952	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	269,761
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	784,588
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	749,810
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	6,832
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,890,000	1,846,880
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	550,000	577,575

Total Specialty Retail				9,810,219

TOTAL CONSUMER DISCRETIONARY				96,581,574

CONSUMER STAPLES - 2.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	4,030,000	4,819,956
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	608,395
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	844,356
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	97,311
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	176,347
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	65,887
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	309,971
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	332,638
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	721,622

Total Beverages				7,976,483

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	450,000	440,065
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	225,726

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
Walmart Inc., Senior Notes	1.800%	9/22/31	1,290,000	$1,279,598
Walmart Inc., Senior Notes	2.650%	9/22/51	1,020,000	1,016,624

Total Food & Staples Retailing				2,962,013

Food Products - 0.3%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,093,510
Mars Inc., Senior Notes	2.375%	7/16/40	2,260,000	2,161,776	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	325,376

Total Food Products				3,580,662

Household Products - 0.3%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,432,757
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	120,442
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,437,316

Total Household Products				2,990,515

Tobacco - 1.3%
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,007,000	1,131,433
Altria Group Inc., Senior Notes	4.800%	2/14/29	77,000	88,557
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,800,000	3,643,840
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,520,000	2,389,925
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	62,538
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	195,100
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	418,544
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,520,000	2,502,846
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,068,730
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,467,427
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,100,928
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	721,030

Total Tobacco				16,790,898

TOTAL CONSUMER STAPLES				34,300,571

ENERGY - 14.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	23,057
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	103,491

Total Energy Equipment & Services				126,548

Oil, Gas & Consumable Fuels - 14.5%
Apache Corp., Senior Notes	3.250%	4/15/22	3,576,000	3,596,759
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,880,260
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,944,000	4,023,259	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	495,896

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	$894,098
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	248,815
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,900,000	5,683,993
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	520,981	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,860,000	1,868,463	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	463,292
Chevron USA Inc., Senior Notes	6.000%	3/1/41	70,000	101,603
Chevron USA Inc., Senior Notes	5.250%	11/15/43	190,000	256,457
Chevron USA Inc., Senior Notes	5.050%	11/15/44	540,000	719,290
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	920,683
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,250,000	1,348,329
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,605,672
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,380,000	2,692,119
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,290,000	1,342,671	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	2,920,000	3,040,873	(a)
ConocoPhillips, Senior Notes	3.750%	10/1/27	750,000	838,094	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,810,000	2,915,375
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	620,000	604,500	(c)(e)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	983,127	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	900,000	1,042,098
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	76,542	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,095,957	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	1,657,367	(a)
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	737,727
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,600,000	3,244,867
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,230,000	1,406,177
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,950,000	2,290,071
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,734,653
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,453,486
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	330,000	353,133
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	1,750,000	1,988,466
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	43,524
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	504,751
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	1,025,390

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,970,000	$3,100,294	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	868,863	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	2,039,750	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,280,000	4,499,350	(c)(e)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	1,359,953
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	688,301
Energy Transfer LP, Senior Notes	5.500%	6/1/27	1,810,000	2,124,785
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,020,000	1,171,041
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,724,270
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	147,048
Energy Transfer LP, Senior Notes	6.125%	12/15/45	1,380,000	1,758,774
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	2,440,000	2,601,016	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	1,013,230
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	2,090,000	2,185,120
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	2,056,296
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	358,654
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,000,000	2,269,651
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	1,210,000	1,182,184
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,237,503
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,910,000	3,031,070	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,015,873
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,660,000	1,938,977
EOG Resources Inc., Senior Notes	4.950%	4/15/50	230,000	304,887

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.000%	10/1/22	2,980,000	$3,036,173
EQT Corp., Senior Notes	3.125%	5/15/26	240,000	246,329	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	1,148,632
EQT Corp., Senior Notes	7.500%	2/1/30	750,000	966,337
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,397,955	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	434,076
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,901,166
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	653,814
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	960,000	1,022,498
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,420,000	4,344,626	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	1,033,050	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	549,623
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	440,557
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	333,540
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	730,000	912,861
MEG Energy Corp., Secured Notes	6.500%	1/15/25	550,000	566,621	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,370,000	1,440,144	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	500,000	512,100	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	240,000	277,920
MPLX LP, Senior Notes	4.500%	4/15/38	2,820,000	3,152,055
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,870,000	2,000,713	(a)
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,516,644
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,228,975
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	746,206
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	646,168
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	915,530
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	501,897
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	95,268
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	706,398	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,227,880	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	858,230
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	3,400,000	3,791,935
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	850,000	792,413

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	$800,472	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,100,000	2,043,632
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	3,082,000	2,804,620	(c)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	187,971
Qatar Petroleum, Senior Notes	1.375%	9/12/26	940,000	934,228	(a)
Qatar Petroleum, Senior Notes	2.250%	7/12/31	4,180,000	4,145,599	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	458,582
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	233,719
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	739,935
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,820,000	1,986,166
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,360,000	1,531,768	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	226,433
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,380
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,880,514
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,940,000	2,066,355
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,640,000	1,696,908	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,585,289
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,000,000	3,881,001
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,504,274	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,066,500
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,595,127
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	1,572,418
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,962,437
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	146,162
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,585,709
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	158,808
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,448,913

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	$185,679
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	1,127,559
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,820,000	2,101,090
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	351,572
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	630,000	742,521
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	1,240,000	1,240,237	(c)

Total Oil, Gas & Consumable Fuels				184,777,620

TOTAL ENERGY				184,904,168

FINANCIALS - 22.4%
Banks - 14.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,100,000	1,300,739	(a)(c)(e)
Banco Santander SA, Senior Notes (1.722% to 9/14/26 then 1 year Treasury Constant Maturity Rate + 0.900%)	1.722%	9/14/27	5,200,000	5,178,620	(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	197,034
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	340,043	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	723,684	(c)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,677,650	(c)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	2,720,000	2,683,023	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	816,975	(c)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	405,900	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	5,260,000	5,359,136	(c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	2,540,000	2,437,624	(c)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	$3,916,978	(c)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	1,900,000	1,996,020	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	336,135	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,101,806	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,838,138	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,399,397	(c)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	111,233	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	558,058
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	4,170,000	4,089,432	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	4,370,000	4,842,528	(c)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,120,000	2,447,935	(c)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,713,126	(a)(c)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,210,000	2,190,778	(a)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,670,000	3,768,280	(a)(c)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	3,870,000	4,054,606	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,180,000	1,205,803	(a)(c)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,780,000	1,691,585	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	317,882
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,245,545
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	581,123
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	10,510,000	10,621,043	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,536,984	(c)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	$2,156,491	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	831,487	(c)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	80,669
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	1,020,000	1,017,510	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,126,560	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,750,000	1,798,011	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	4,777,000	5,177,777
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	484,095	(a)(c)(e)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	4,180,000	4,230,440	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	359,845	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,200,000	2,414,981	(a)
Danske Bank A/S, Senior Notes	1.549%	9/10/27	1,020,000	1,012,525	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	1,530,000	1,527,900	(a)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	345,058
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	644,031	(c)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	554,131	(c)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	959,919	(c)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,800,000	6,896,441	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	800,000	820,902	(c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	576,529
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,453,612	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,169,054	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	210,000	248,396	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	720,000	738,794	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.950%	6/1/42	2,720,000	2,822,668	(a)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,540,000	$1,549,625	(c)(e)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,977,478	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,245,354	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	5,140,000	5,215,106	(c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,781,856	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000	376,494	(c)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	3,900,000	4,092,779	(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	1,022,929	(c)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	452,618	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	375,614	(c)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,219,339	(c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000	981,516
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000	1,707,140	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	518,123	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	459,200	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,120,000	1,299,775	(c)(e)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
M&T Bank Corp., Junior Subordinated Notes (3.500% to 9/1/26 then 5 year Treasury Constant Maturity Rate + 2.679%)	3.500%	9/1/26	650,000	$646,750	(c)(e)
NatWest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	410,568	(c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,451,882	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	4,042,660
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,159,245	(a)
Standard Chartered PLC, Senior Notes (1.214% to 3/23/24 then 1 year Treasury Constant Maturity Rate + 0.880%)	1.214%	3/23/25	660,000	661,296	(a)(c)
SVB Financial Group, Junior Subordinated Notes (4.000% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.202%)	4.000%	5/15/26	110,000	112,887	(c)(e)
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,221,664	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,000,000	1,213,164	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	85,791
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	1,730,000	1,732,689	(c)
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	750,093	(c)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,203,416	(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	1,621,601	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	701,159	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	1,560,000	1,817,319	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	3,320,000	4,462,015	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	1,168,881

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	$1,003,056
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	950,000	930,899	(c)

Total Banks				182,804,650

Capital Markets - 5.0%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,180,000	2,251,395	(c)(e)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	980,468
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,120,000	5,319,065
CI Financial Corp., Senior Notes	4.100%	6/15/51	1,150,000	1,238,553
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,640,000	5,914,950	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	790,000	853,249	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	600,180	(a)(c)(e)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	4,210,000	4,308,029	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	370,639
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000	918,948
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,802,178
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,314,266
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000	4,042,194	(c)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	5,220,000	5,286,513	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,949,127	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,251,997
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	380,753
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,150,000	1,488,349	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	333,787	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
LPL Holdings Inc., Senior Notes	4.375%	5/15/31	530,000	$554,059	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,570,000	1,575,587	(c)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	1,150,000	1,096,108	(c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,600,977	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	1,370,000	1,347,275	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	720,000	742,822	(c)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	1,160,000	1,116,977	(c)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	3,430,000	3,591,803	(c)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	10,000	14,848	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,550,000	3,476,363	(c)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	819,997
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	297,463
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	640,000	713,478
UBS AG, Senior Notes	4.500%	6/26/48	530,000	694,197	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,130,000	2,325,225	(a)(c)(e)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,259,765	(a)(c)

Total Capital Markets				62,831,584

Consumer Finance - 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	670,000	683,718	(c)(e)
American Express Co., Senior Notes	2.500%	7/30/24	700,000	736,070

Total Consumer Finance				1,419,788

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	$2,227,415
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,470,628
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,835,403	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	811,846	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	957,383	941,825	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.460%	12/21/65	5,800,000	4,699,334	(a)(c)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	4,805,200	(g)(h)

Total Diversified Financial Services				16,791,651

Insurance - 1.5%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	664,185
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	494,094	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	1,199,936	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	490,000	536,050	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	920,837	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,777,000	1,889,333	(a)(f)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	503,368	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,075,863	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	141,177
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,280,000	1,436,142	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	439,061	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	2,000,000	1,959,520	(a)(c)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	331,200	(a)(c)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,860,000	$2,125,924	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	1,100,000	1,181,944	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	587,205	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	806,603	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,460,714	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	599,434	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	967,849	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	30,000	31,589	(a)

Total Insurance				19,352,028

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,260,000	1,232,847	(a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,180,000	1,172,625	(a)(b)

Total Thrifts & Mortgage Finance				2,405,472

TOTAL FINANCIALS				285,605,173

HEALTH CARE - 7.0%
Biotechnology - 2.1%
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,460,000	6,793,122
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	347,589
AbbVie Inc., Senior Notes	2.950%	11/21/26	5,580,000	5,980,042
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,350,000	4,689,976
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	143,909
AbbVie Inc., Senior Notes	4.050%	11/21/39	5,010,000	5,763,356
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,430,000	1,696,012
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	419,190
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	428,286
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	345,359
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	235,346
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	109,140
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	314,750

Total Biotechnology				27,266,077

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	$904,224
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	813,418
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	107,797

Total Health Care Equipment & Supplies				1,825,439

Health Care Providers & Services - 3.5%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	765,395
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	679,656
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	193,286
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	633,945
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	555,387
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	2,062,085
Centene Corp., Senior Notes	3.375%	2/15/30	2,780,000	2,881,609
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	983,660	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,370,858
Cigna Corp., Senior Notes	2.400%	3/15/30	3,530,000	3,590,946
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,849,509
Cigna Corp., Senior Notes	3.200%	3/15/40	3,020,000	3,113,324
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	114,972
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	639,150
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	678,643
CVS Health Corp., Senior Notes	2.625%	8/15/24	530,000	556,704
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	236,344
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,015,000	1,158,738
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,632,188
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,246,004
CVS Health Corp., Senior Notes	2.700%	8/21/40	5,440,000	5,199,138
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	877,452
CVS Health Corp., Senior Notes	5.050%	3/25/48	950,000	1,224,987
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	32,472
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	621,075
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	508,808
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	480,165
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	962,011
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	668,526
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	305,313
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	192,584
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	630,000	644,739

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	$1,313,498
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	802,736
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	707,288
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,590,000	2,593,794

Total Health Care Providers & Services				44,076,989

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,060,000	3,393,019
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	952,654
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	65,833
Johnson & Johnson, Senior Notes	2.100%	9/1/40	1,470,000	1,383,837
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	962,658
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	318,974
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	771,969
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	540,000	503,751
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	372,292
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	397,770
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	262,066
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	394,224
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	471,974
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	618,364
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,204,662
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	2,518,084
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	1,053,750
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	990,000	1,084,050

Total Pharmaceuticals				16,729,931

TOTAL HEALTH CARE				89,898,436

INDUSTRIALS - 7.7%
Aerospace & Defense - 3.4%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	411,000	417,197	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,090,924	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	810,000	860,333	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	100,000	102,929	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,740,000	1,872,312	(a)

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.196%	2/4/26	7,690,000	$7,748,411
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,911,249
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,452,196
Boeing Co., Senior Notes	5.150%	5/1/30	1,930,000	2,266,388
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	679,394
Boeing Co., Senior Notes	3.750%	2/1/50	1,770,000	1,790,027
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	2,818,372
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	387,014
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	784,499
General Dynamics Corp., Senior Notes	4.250%	4/1/40	2,020,000	2,464,431
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,203,705
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	616,602
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	3,026,000	3,167,569
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	130,000	160,645
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	996,227
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,420,983
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,610,000	1,887,492
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,610,000	2,260,768
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	508,106
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	23,254

Total Aerospace & Defense				43,891,027

Airlines - 1.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,090,000	1,147,225	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	960,000	1,035,600	(a)
Continental Airlines Pass-Through Trust	5.983%	4/19/22	448,606	454,508
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	636,460
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	468,798
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,659,920	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,790,000	1,915,828	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,410,000	1,573,021	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,820,000	1,981,452	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,226,407
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,540,000	1,739,372

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,080,000	$2,123,550
United Airlines Pass-Through Trust	4.625%	9/3/22	231,233	235,965
United Airlines Pass-Through Trust	4.875%	1/15/26	1,392,032	1,476,228

Total Airlines				20,674,334

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	210,000	223,502
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	765,010

Total Building Products				988,512

Commercial Services & Supplies - 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	670,042
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	268,029
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	199,029
Republic Services Inc., Senior Notes	3.375%	11/15/27	3,020,000	3,298,401
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,501,068

Total Commercial Services & Supplies				5,936,569

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,101,370

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	88,989
General Electric Co., Senior Notes	6.875%	1/10/39	1,386,000	2,068,130

Total Industrial Conglomerates				2,157,119

Machinery - 0.1%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	420,000	431,479
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	780,000	780,000

Total Machinery				1,211,479

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	5,180,000	5,103,797

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	793,771
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	559,845
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	1,285,175
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	563,014
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	281,782	(a)

Total Road & Rail				3,483,587

Trading Companies & Distributors - 0.9%
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,714,751
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,137,013

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	$2,273,685
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,370,000	2,362,966
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,170,000	1,311,743	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,713,480	(a)

Total Trading Companies & Distributors				11,513,638

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,363,499	(a)

TOTAL INDUSTRIALS				98,424,931

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 0.7%
SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,251,849	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,202,788	(a)
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,932,920	(a)

Total Electronic Equipment, Instruments & Components				8,387,557

IT Services - 0.6%
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	1,000,909
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	678,889
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,330,000	1,583,894
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,072,176
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	799,869
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	399,762
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	104,588
S&P Global Inc., Senior Notes	1.250%	8/15/30	460,000	433,487
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	226,582
S&P Global Inc., Senior Notes	2.300%	8/15/60	410,000	349,336
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	355,754
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	512,132

Total IT Services				7,517,378

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,078,000	2,303,677
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,180,000	2,444,744
Broadcom Inc., Senior Notes	3.187%	11/15/36	4,762,000	4,756,498
Intel Corp., Senior Notes	2.800%	8/12/41	450,000	449,081
Intel Corp., Senior Notes	4.950%	3/25/60	1,490,000	2,091,906
Intel Corp., Senior Notes	3.200%	8/12/61	290,000	292,066
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	967,786
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	411,741

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Semiconductors & Semiconductor Equipment - (continued)
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	3,310,000	$3,313,135	(a)
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,290,000	1,288,819	(a)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	399,626
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	22,443
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	175,222
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	629,987	(a)
Skyworks Solutions Inc., Senior Notes	1.800%	6/1/26	1,240,000	1,257,201
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	870,000	949,625
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,994,306
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,710,000	2,018,591

Total Semiconductors & Semiconductor Equipment				25,766,454

Software - 1.4%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,750,000	4,979,504
Fortinet Inc., Senior Notes	2.200%	3/15/31	2,040,000	2,024,088
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	143,863
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	993,155
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	1,004,418
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,701,000	1,761,988
Oracle Corp., Senior Notes	4.100%	3/25/61	2,830,000	3,019,342
salesforce.com Inc., Senior Notes	1.500%	7/15/28	490,000	487,911
salesforce.com Inc., Senior Notes	1.950%	7/15/31	380,000	378,486
salesforce.com Inc., Senior Notes	2.900%	7/15/51	2,140,000	2,138,406
salesforce.com Inc., Senior Notes	3.050%	7/15/61	610,000	618,426

Total Software				17,549,587

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.650%	5/11/50	2,410,000	2,320,427
Dell International LLC/EMC Corp., Senior Secured Notes	8.100%	7/15/36	1,050,000	1,594,742
Dell International LLC/EMC Corp., Senior Secured Notes	8.350%	7/15/46	270,000	438,738

Total Technology Hardware, Storage & Peripherals				4,353,907

TOTAL INFORMATION TECHNOLOGY				63,574,883

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

MATERIALS - 3.2%
Chemicals - 0.4%
OCP SA, Senior Notes	3.750%	6/23/31	1,200,000	$1,199,348	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	635,600	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	2,750,000	2,654,438	(a)

Total Chemicals				4,489,386

Containers & Packaging - 0.2%
Ball Corp., Senior Notes	3.125%	9/15/31	1,600,000	1,582,124
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	1,090,000	1,040,961	(a)

Total Containers & Packaging				2,623,085

Metals & Mining - 2.2%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,595,347	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	513,801
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	770,442
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000	590,875	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	441,644	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	4,100,000	4,341,244	(a)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	2,231,851	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000	2,510,425	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,663,104	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,126,400	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000	471,494	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,449,795	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000	1,104,092	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,730,000	1,890,631	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	650,000	636,866	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	559,688
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	2,108,582
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	400,000	534,631
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	60,000	73,607
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,300,000	2,549,414
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	480,000	469,505	(a)

Total Metals & Mining				28,633,438

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	2.500%	9/15/28	3,450,000	3,359,438
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,800,000	1,740,600
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	406,884	(a)

Total Paper & Forest Products				5,506,922

TOTAL MATERIALS				41,252,831

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	2,070,000		$2,008,422
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		204,725
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		876,919
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	2,790,000		2,728,451
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		822,900
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	3,019,512
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		794,945
Prologis LP, Senior Notes	1.250%	10/15/30	1,540,000		1,443,373
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		1,011,463
Service Properties Trust, Senior Notes	4.350%	10/1/24	2,190,000		2,221,711
Service Properties Trust, Senior Notes	4.750%	10/1/26	430,000		426,238
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,380,000		1,499,626
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		119,680	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		1,330,959	(a)

Total Equity Real Estate Investment Trusts (REITs)					18,508,924

Real Estate Management & Development - 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000		1,029,657

TOTAL REAL ESTATE					19,538,581

UTILITIES - 3.2%
Electric Utilities - 3.0%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		834,375	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,579,205
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		421,997	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,280,000		1,260,282	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000		508,546	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		1,218,210
Consumers Energy Co.	2.500%	5/1/60	750,000		657,540

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	$1,727,189
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	580,973
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,381,630
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	1,820,000	1,884,246	(c)(e)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,233,775
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	481,964	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,471,167
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,620,000	2,217,067
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	439,736
Florida Power & Light Co.	3.150%	10/1/49	280,000	296,869
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	407,671	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	734,635
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	347,112
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,060,000	3,107,216	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,668,599
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	616,794
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	2,710,000	2,705,943
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	761,720
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	1,010,000	1,057,030
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	1,510,000	1,438,406
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	70,000	64,697
Pacific Gas and Electric Co., Secured Bonds	4.950%	7/1/50	410,000	436,971
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	180,000	164,061
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	543,029	(a)
Southern California Edison Co.	2.250%	6/1/30	2,420,000	2,378,293
Southern California Edison Co.	2.500%	6/1/31	960,000	964,419
Southern California Edison Co.	3.650%	2/1/50	1,230,000	1,258,994
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	53,714
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	873,284
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	556,713

Total Electric Utilities				38,334,072

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	$793,279
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	2,129,943

Total Multi-Utilities				2,923,222

TOTAL UTILITIES				41,257,294

TOTAL CORPORATE BONDS & NOTES (Cost - $1,004,427,726)				1,053,833,005

SOVEREIGN BONDS - 2.8%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	119,819
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,415,797	891,960
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,894,802	1,283,571
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,672,195	2,130,638	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	804,134	615,886	(a)

Total Argentina				5,041,874

Bermuda - 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,670,000	2,656,650	(a)

Chile - 0.2%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,600,000	1,563,344
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	967,020

Total Chile				2,530,364

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	648,452

Ghana - 0.0%††
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000	520,989	(a)

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	217,411

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		$851,616

Mexico - 0.8%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,224,570
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	3,850,000		3,937,780
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,205,796

Total Mexico					10,368,146

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,210,000		2,084,737

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,050,000		1,210,136	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		773,838

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,314,406	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,809,433	(a)

Total Qatar					3,123,839

Russia - 0.1%
Russian Federal Bond - OFZ	6.900%	5/23/29	101,293,000	RUB	1,371,857

Supranational - 0.1%
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		1,034,621	(a)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	890,000		860,599	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		1,077,781	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	1,090,000		1,096,998	(a)

Total United Arab Emirates					3,035,378

TOTAL SOVEREIGN BONDS (Cost - $36,784,966)					35,469,908

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. Government Obligations - 2.3%
U.S. Treasury Bonds	1.750%	8/15/41	400,000		382,500

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.625%	11/15/50	270,000	$242,652
U.S. Treasury Bonds	1.875%	2/15/51	3,280,000	3,128,813
U.S. Treasury Bonds	2.375%	5/15/51	5,960,000	6,362,300
U.S. Treasury Notes	0.125%	5/31/23	380,000	379,421
U.S. Treasury Notes	0.375%	9/15/24	2,090,000	2,081,183
U.S. Treasury Notes	0.750%	5/31/26	3,380,000	3,351,877
U.S. Treasury Notes	0.750%	8/31/26	2,750,000	2,720,996
U.S. Treasury Notes	1.250%	4/30/28	800,000	799,625
U.S. Treasury Notes	1.250%	6/30/28	150,000	149,701
U.S. Treasury Notes	1.125%	8/31/28	180,000	177,905
U.S. Treasury Notes	1.250%	9/30/28	4,190,000	4,172,651
U.S. Treasury Notes	1.625%	5/15/31	5,000	5,059
U.S. Treasury Notes	1.250%	8/15/31	5,090,000	4,967,124

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $28,992,366)				28,921,807

SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	1,124,307	1,120,445	(c)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.087%	11/30/23	2,147,455	2,143,428	(c)(i)(j)

Total Hotels, Restaurants & Leisure				3,263,873

Specialty Retail - 0.1%
Great Outdoors Group LLC, Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	1,548,300	1,556,622	(c)(i)(j)

TOTAL CONSUMER DISCRETIONARY				4,820,495

FINANCIALS - 0.3%
Capital Markets - 0.1%
Zebra Buyer LLC, Term Loan	—	4/21/28	1,940,000	1,948,313	(k)

Insurance - 0.2%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.209%	11/3/23	1,957,854	1,949,083	(c)(i)(j)

TOTAL FINANCIALS				3,897,396

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.4%
Life Sciences Tools & Services - 0.3%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	7/3/28	2,611,234	$2,622,828	(c)(i)(j)
PRA Health Sciences Inc., Term Loan	—	7/3/28	650,591	653,479	(k)

Total Life Sciences Tools & Services				3,276,307

Pharmaceuticals - 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	1,512,400	1,511,455	(c)(i)(j)

TOTAL HEALTH CARE				4,787,762

INDUSTRIALS - 0.5%
Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	1,277,928	(c)(i)(j)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	975,100	984,022	(c)(i)(j)

Total Airlines				2,261,950

Commercial Services & Supplies - 0.1%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,768,580	1,760,852	(c)(i)(j)

Construction & Engineering - 0.1%
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	4/13/28	977,550	978,894	(c)(i)(j)

Road & Rail - 0.1%
XPO Logistics Inc., Refinancing Term Loan	—	2/24/25	1,520,000	1,514,019	(k)

TOTAL INDUSTRIALS				6,515,715

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.834%	9/4/27	1,326,600	1,323,377	(c)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/9/28	428,925	429,461	(c)(h)(i)(j)

TOTAL MATERIALS				1,752,838

TOTAL SENIOR LOANS (Cost - $21,534,053)				21,774,206

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	5,090,000	$5,137,909
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	7,010,000	7,123,048
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	195,096

TOTAL FINANCIALS				12,456,053

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,569,985

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $16,673,022)				17,026,038

MUNICIPAL BONDS - 0.4%
Alabama - 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	455,000	482,186

California - 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	949,311
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,629,066

Total California				2,578,377

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	336,957

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,047,937

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	782,005

TOTAL MUNICIPAL BONDS (Cost - $4,346,050)				5,227,462

ASSET-BACKED SECURITIES - 0.3%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.331%	11/20/30	1,790,000	1,791,196	(a)(c)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	443,634	448,302	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,650,000	1,694,508	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,954,307)				3,934,006

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $2,688,000)	9.500%		2,560	$2,767,251

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $690,278)	0.686%	1/25/36	758,264	738,710	(c)

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	3.315%		15,675	370,322	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,120,482,486)				1,170,062,715

SHORT-TERM INVESTMENTS - 8.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $101,960,749)	0.010%		101,960,749	101,960,749	(m)

TOTAL INVESTMENTS - 99.6% (Cost - $1,222,443,235)				1,272,023,464
Other Assets in Excess of Liabilities - 0.4%				4,836,808

TOTAL NET ASSETS - 100.0%				$1,276,860,272

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $101,960,749 and the cost was $101,960,749 (Note 2).

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:
CLO	— Collateralized Loan Obligation
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	64	12/21	$14,092,611	$14,083,500	$(9,111)
U.S. Treasury 5-Year Notes	2,269	12/21	280,350,932	278,502,029	(1,848,903)
U.S. Treasury 10-Year Notes	181	12/21	24,168,660	23,821,298	(347,362)

					(2,205,376)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	367	12/21	59,612,450	58,433,281	1,179,169
U.S. Treasury Ultra Long-Term Bonds	60	12/21	11,780,555	11,463,750	316,805
United Kingdom Long Gilt Bonds	14	12/21	2,435,076	2,360,780	74,296

					1,570,270

Net unrealized depreciation on open futures contracts					$(635,106)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	37

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,300,171	MXN	67,770,000	Citibank N.A.	10/19/21	$26,693
USD	3,039,977	GBP	2,196,199	Goldman Sachs Group Inc.	10/19/21	80,751
BRL	9,041,115	USD	1,719,820	Morgan Stanley & Co. Inc.	10/19/21	(64,666)
EUR	8,594,704	USD	10,221,802	Morgan Stanley & Co. Inc.	10/19/21	(262,513)
MXN	67,770,000	USD	3,353,539	Morgan Stanley & Co. Inc.	10/19/21	(80,061)
RUB	128,524,162	USD	1,693,224	Morgan Stanley & Co. Inc.	10/19/21	66,413
MXN	67,770,000	USD	3,258,440	Citibank N.A.	1/18/22	(26,362)

Total						$(259,745)

Abbreviation(s) used in this table:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

At September 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	0.348%	1.000% quarterly	$111,344	$35,110	$76,234

See Notes to Schedule of Investments.

38	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.278%	1.000% quarterly	$(123,452)	$(66,985)	$(56,467)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	39

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

40

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

41

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$280,799,973	$4,805,200	$285,605,173
Other Corporate Bonds & Notes	—	768,227,832	—	768,227,832
Sovereign Bonds	—	35,469,908	—	35,469,908
U.S. Government & Agency Obligations	—	28,921,807	—	28,921,807
Senior Loans:
Materials	—	1,323,377	429,461	1,752,838
Other Senior Loans	—	20,021,368	—	20,021,368
Convertible Bonds & Notes	—	17,026,038	—	17,026,038
Municipal Bonds	—	5,227,462	—	5,227,462
Asset-Backed Securities	—	3,934,006	—	3,934,006
Convertible Preferred Stocks	—	2,767,251	—	2,767,251
Collateralized Mortgage Obligations	—	738,710	—	738,710
Preferred Stocks	—	370,322	—	370,322

Total Long-Term Investments	—	1,164,828,054	5,234,661	1,170,062,715

Short-Term Investments†	$101,960,749	—	—	101,960,749

Total Investments	$101,960,749	$1,164,828,054	$5,234,661	$1,272,023,464

Other Financial Instruments:
Futures Contracts††	$1,570,270	—	—	$1,570,270
Forward Foreign Currency Contracts††	—	$173,857	—	173,857
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	111,344	—	111,344

Total Other Financial Instruments	$1,570,270	$285,201	—	$1,855,471

Total	$103,531,019	$1,165,113,255	$5,234,661	$1,273,878,935

42

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,205,376	—	—	$2,205,376
Forward Foreign Currency Contracts††	—	$433,602	—	433,602
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	123,452	—	123,452

Total	$2,205,376	$557,054	—	$2,762,430

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

		Purchased		Sold
	Affiliate Value at December 31, 2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,578,376	$446,410,854	446,410,854	$375,028,481	375,028,481

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,192	—	$101,960,749

43